Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Redeemable Preferred Stock

Redeemable Preferred Stock consisted of the following as of December 31, 2012:

	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Liquidation Preference	Carrying Value	Common Stock Issuable Upon Conversion
Series A redeemable convertible preferred stock	5,363,239	5,363,239	$2,250	$2,222	854,018
Series B redeemable convertible preferred stock	40,266,246	40,266,246	30,402	30,335	6,411,822
Series C redeemable convertible preferred stock	16,732,284	16,732,284	15,161	15,137	2,664,376
Series D redeemable convertible preferred stock	16,011,162	11,629,248	15,816	15,091	1,851,791

	78,372,931	73,991,017	$63,629	$62,785	11,782,007

Redeemable Preferred Stock consisted of the following as of December 31, 2013:

	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Liquidation Preference	Carrying Value	Common Stock Issuable Upon Conversion
Series A redeemable convertible preferred stock	5,363,239	5,363,239	$2,250	$2,229	854,018
Series B redeemable convertible preferred stock	40,266,246	40,266,246	30,402	30,351	6,411,822
Series C redeemable convertible preferred stock	16,732,284	16,732,284	15,161	15,144	2,664,376
Series D redeemable convertible preferred stock	16,011,162	16,011,162	21,775	21,226	2,549,548
Series E redeemable convertible preferred stock	20,919,679	16,110,473	35,000	34,847	2,565,361

	99,292,610	94,483,404	$104,588	$103,797	15,045,125